Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Net income (loss) (as restated for the years ended December 31, 2022 and 2021 - see Note 1)	$ (4,326,294)	$ (3,643,495)	$ (2,524,146)
Adjustments to reconcile net loss to cash flows used in operating activities:
Stock based compensation	3,095,169	1,242,362	717,163
Interest expense added to convertible notes	8,232	394,798	221,358
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(80,375)	4,182	(8,569)
Accrued interest payable	662,414	1,533,020	1,131,315
Trade and other payables	(4,814)	4,041	41,215
Net Cash Used in Operating Activities	(645,668)	(465,092)	(421,664)
FINANCING ACTIVITIES
Net change in related party receivables (as restated for the years ended December 31, 2022 and 2021 - see Note 1)	(212)	13,724	36,877
Net change in related party payables	0	0	(17,844)
Cash received from equity investors	651,300	456,400	399,250
Net cash provided by Financing Activities	651,088	470,124	418,283
Increase in Cash	5,420	5,032	(3,381)
Cash at beginning of year	5,044	12	3,393
Cash at end of period	10,464	5,044	12
Supplemental disclosure of cash flow information
Interest Paid	0	0	0
Income taxes paid	0	0	0
Deemed dividends related to issuance of warrants.	0	780	85,930
Issuance of common stock for conversion of notes payable and accrued interest	$ 11,408,424	$ 0	$ 0